Cover Page	Nov. 12, 2019
Cover page.
Document Type	8-K
Document Period End Date	Nov. 12, 2019
Entity Registrant Name	EBIX, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	0-15946
Entity Tax Identification Number	77-0021975
Entity Address, Address Line One	1 Ebix Way
Entity Address, City or Town	Johns Creek
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30097
City Area Code	678
Local Phone Number	281-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.10 par value per share
Trading Symbol	EBIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000814549
Amendment Flag	false